Fair Value - Summary of Changes in Level 3 of Fair Value Hierarchy for Recurring Fair Value Measurements (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Beginning balance	₩ 10,476,853
Ending balance	11,129,720	₩ 10,476,853
Beginning balance	14,597,106
Ending balance	16,915,572	14,597,106
Financial assets at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	809,919
Ending balance	952,319	809,919
Recurring fair value measurement [Member] | Level 3 [Member] | Derivative financial liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	4,194	(17,788)
Amount recognized in profit or loss	43,150	29,345
Amount recognized in other comprehensive income	(7,391)	(7,363)
Ending balance	31,565	4,194
Recurring fair value measurement [Member] | Level 3 [Member] | Financial liabilities designated as at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	2,637
Purchases	205,323	2,798
Changes in scope of consolidation	46,208
Amount recognized in profit or loss	(38,836)	(161)
Ending balance	215,332	2,637
Recurring fair value measurement [Member] | Level 3 [Member] | Financial assets at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	432,509	495,141
Purchases	441,068	374,259
Reclassification	(25,757)	208
Changes in scope of consolidation	353
Disposal	(325,401)	(451,663)
Amount recognized in profit or loss	95,167	14,564
Ending balance	617,939	432,509
Recurring fair value measurement [Member] | Level 3 [Member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	50,789	42,054
Purchases	118,648	13,142
Reclassification	14,633
Changes in scope of consolidation	(3,051)
Disposal	(5,325)	(571)
Amount recognized in profit or loss	71	(428)
Amount recognized in other comprehensive income	147,608	(3,408)
Ending balance	₩ 323,373	₩ 50,789